SHARE-BASED COMPENSATION (Assumptions Used to Estimate Fair Values of Share Options) (Details) (Stock Options [Member])	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility, minimum	73.73%		68.30%
Expected volatility		70.34%
Expected volatility, maximum	74.20%		68.60%
Risk-free interest rate, minimum	2.00%		2.20%
Risk free interest rate		1.10%
Risk-free interest rate, maximum	2.25%		3.20%
Dividend yield	0.00%	0.00%	0.00%
Sub optimal early exercise factor, in years, minimum	1 year 6 months	1 year 6 months
Sub optimal early exercise factor, in years			1 year 6 months
Sub optimal early exercise factor, in years, maximum	2 years 6 months	2 years 6 months